INCOME TAXES (Details Narrative) - 6 months ended Jun. 30, 2026 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Effective Income Tax Rate Reconciliation [Line Items]
Tax loss carry forwards	$ 22.0	¥ 150.8
High Technology Enterprise [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Enterprise income tax rate	15.00%
Biznest [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Enterprise income tax rate	12.50%
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Tax profit rate	16.50%